UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

Number			Number
of Shares		Value	of Shares			Value

	COMMON STOCKS - 97.6%				Utilities - 3.1%
			39,660		Mirant Corp.*	$748,384
	Consumer Discretionary - 28.0%
33,580	Ascent Media Corp. - Class A*	$733,387			TOTAL COMMON STOCKS (Cost $31,117,443)	23,621,228
5,186	AutoZone, Inc.*	723,291
30,530	Coach, Inc.*	634,108
30,252	Dollar Tree, Inc.*	1,264,534			SHORT TERM INVESTMENT - 0.2%
17,685	Harley Davidson, Inc.	300,114	Principal
55,649	HSN, Inc.*	404,568	Amount		Variable Rate Demand Note** - 0.2%
28,847	McGraw-Hill Companies, Inc.	668,962	$50,000		Wisconsin Corporate Central Credit Union, 0.12%	50,000
35,285	Time Warner Cable, Inc. - Class A*	756,863
36,483	Toll Brothers, Inc.*	781,831			TOTAL SHORT TERM INVESTMENT (Cost $50,000)	50,000
32,588	WABCO Holdings, Inc.	514,565
		6,782,223			Total Investments (Cost $31,167,443) - 97.8%	23,671,228

	Energy - 6.5%				Other Assets and Liabilities, Net - 2.2%	541,825
68,100	Cal Dive International, Inc.*	443,331
9,645	Chevron Corp.	713,441			TOTAL NET ASSETS - 100.0%	$24,213,053
58,980	Rosetta Resources, Inc.*	417,578
		1,574,350	*	-	Non-income producing security.
			**	-	Variable rate security as of December 31, 2008.
	Healthcare - 10.9%		ADR	-	American Depository Receipt.
19,900	Analogic Corp.	542,872	[f]	-	Foreign security.
20,370	AstraZeneca PLC - ADR	835,781
16,662	Covidien Ltd.	603,831
15,355	WellPoint, Inc.*	646,906
		2,629,390

	Industrials - 31.3%
24,035	Atlas Air Worldwide Holdings, Inc.*	454,261
14,440	Canadian Pacific Railway Ltd. - f	485,473
43,700	EMCOR Group, Inc.*	980,191
57,231	Federal Signal Corp.	469,867
11,025	FedEx Corp.	707,254
61,335	John Bean Technologies Corp.	501,107
37,635	KBR, Inc.	572,052
46,780	Owens Corning, Inc.*	809,294
18,081	Portfolio Recovery Associates, Inc.*	611,861
47,327	Titan International, Inc.	390,448
18,087	Tyco International Ltd. - f	390,679
29,524	URS Corp.*	1,203,693
		7,576,180

	Information Technology - 9.2%
30,669	Agilent Technologies, Inc.*	479,356
53,995	Intel Corp.	791,567
40,131	Microsoft Corp.	780,147
10,182	Tyco Electronics Ltd. - f	165,050
		2,216,120

	Materials - 8.6%
9,990	International Flavors & Fragrances, Inc.	296,903
24,365	Lubrizol Corp.	886,642
11,840	Nucor Corp.	547,008
80,895	Solutia, Inc.*	364,028
		2,094,581

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2008:

		Other
	Investments	Financial
Description	in Securities	Instruments*
Level 1 - Quoted Prices	$23,621,228	$-
Level 2 - Other significant observable inputs	50,000	-
Level 3 - Significant unobservable inputs	-	-
Total	$23,671,228	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$31,167,443

Gross unrealized appreciation	2,682,242
Gross unrealized depreciation	(10,178,457)
Net unrealized appreciation / (depreciation)	$(7,496,215)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)  /s/ Mark Foster
                                                                  Mark Foster, President

Date  2/18/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark Foster
                                                                    Mark Foster, President

Date  2/18/09

By (Signature and Title)*  /s/ Mickey Kim
                                                                    Mickey Kim, Treasurer

Date  2/18/09